Consolidated Statements of Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Profit (loss)	R$ 6,348,178	R$ 220,032
Other comprehensive income (loss)
Fair value investments in equity measured at fair value through other comprehensive income (1)	(87,077)	258
Tax effect on the fair value of investments	683	(88)
Items with no subsequent effect on income (loss)	(86,394)	170
Exchange rate variations on conversion of financial information of the subsidiaries abroad	(113,060)	2,054
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		(4)
Items with subsequent effect on income (loss)	(113,060)	2,050
Total comprehensive income	6,148,724	222,252
Attributable to
Controlling shareholders’	6,141,306	217,612
Non-controlling interest	R$ 7,418	R$ 4,640